Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 04/30/2024	$430,000,000	$418,007,033
3.000%, 06/30/2024	429,975,000	420,602,886
0.375%, 07/15/2024	835,650,000	780,255,547
0.250%, 05/31/2025	381,075,000	342,759,098
2.875%, 06/15/2025	918,750,000	886,055,418
Total U.S. Treasury Securities (Cost $2,924,030,881)		2,847,679,982	30.2%

Other Government Related Securities
Harvest Operations Corp.,
1.000%, 04/26/2024 (Callable 10/31/2022) (1)(2)	25,000,000	23,471,500
Korea East-West Power Co. Ltd.,
3.600%, 05/06/2025 (1)(2)	5,875,000	5,673,155
Korea Electric Power Corporation,
5.375%, 04/06/2026 (1)(8)	15,000,000	14,984,934
NBN Co. Ltd.,
0.875%, 10/08/2024 (Callable 09/08/2024) (1)(2)	36,000,000	33,045,480
Total Other Government Related Securities (Cost $81,678,074)		77,175,069	0.8%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024 (Callable 10/31/2022) (1)(2)	20,000,000	18,906,271
AbbVie, Inc.,
3.850%, 06/15/2024 (Callable 03/15/2024)	13,187,000	12,946,066
Aker BP ASA,
3.000%, 01/15/2025 (Callable 12/15/2024) (1)(2)	8,950,000	8,383,507
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)	20,250,000	19,350,477
Anglo American Capital PLC:
5.375%, 04/01/2025 (Callable 03/01/2025) (1)(2)	13,250,000	13,147,648
4.875%, 05/14/2025 (1)(2)	956,000	938,404
ANR Pipeline Co.,
7.375%, 02/15/2024 (1)	13,000,000	13,313,024
ArcelorMittal:
6.125%, 06/01/2025 (1)	1,413,000	1,423,567
4.550%, 03/11/2026 (1)	4,000,000	3,828,536
Ashtead Capital, Inc.,
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)	1,999,000	1,676,002
AT&T, Inc.,
0.900%, 03/25/2024 (Callable 10/11/2022)	26,000,000	24,590,310
AutoNation, Inc.,
4.500%, 10/01/2025 (Callable 07/01/2025)	25,000,000	24,198,705
Bayer US Finance II LLC,
5.500%, 08/15/2025 (1)(2)	4,000,000	3,949,435
Becton Dickinson and Co.,
3.363%, 06/06/2024 (Callable 04/06/2024)	3,118,000	3,030,005
Bell Canada, Inc.,
0.750%, 03/17/2024 (1)	40,325,000	37,962,519
Berry Global, Inc.,
0.950%, 02/15/2024 (Callable 01/15/2024)	20,000,000	18,790,272
BMW US Capital LLC,
0.800%, 04/01/2024 (1)(2)	18,100,000	17,060,753
Boardwalk Pipelines LP,
4.950%, 12/15/2024 (Callable 09/15/2024)	40,966,000	40,536,332
Boeing Co.:
1.950%, 02/01/2024	10,000,000	9,594,338
1.433%, 02/04/2024 (Callable 10/11/2022)	35,325,000	33,557,242
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	9,946,000	9,755,470
Brambles USA, Inc.,
4.125%, 10/23/2025 (Callable 07/25/2025) (1)(2)	30,041,000	28,584,031
Broadcom, Inc.:
3.625%, 01/15/2024 (Callable 11/15/2023)	11,225,000	11,000,833
3.150%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,693,213
Brunswick Corp.,
0.850%, 08/18/2024 (Callable 10/31/2022)	12,500,000	11,510,709
Bunge Limited Finance Corp.,
1.630%, 08/17/2025 (Callable 07/17/2025)	5,006,000	4,503,137
Cadence Design Systems, Inc.,
4.375%, 10/15/2024 (Callable 07/15/2024)	4,103,000	4,055,564
Carlisle Companies, Inc.,
3.750%, 11/15/2022 (Callable 10/15/2022)	2,230,000	2,229,886
CDW LLC / CDW Finance Corp.:
5.500%, 12/01/2024 (Callable 06/01/2024)	2,958,000	2,941,790
4.125%, 05/01/2025 (Callable 10/31/2022)	15,900,000	15,023,882
Celanese US Holdings LLC:
4.625%, 11/15/2022	3,395,000	3,394,975
3.500%, 05/08/2024 (Callable 04/08/2024)	4,450,000	4,252,795
6.050%, 03/15/2025	40,000,000	39,073,846
Charter Communications Operating LLC,
4.908%, 07/23/2025 (Callable 04/23/2025)	13,000,000	12,677,068
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	18,650,000	18,968,019
5.875%, 03/31/2025 (Callable 10/02/2024)	6,595,000	6,621,380
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023 (Callable 04/01/2023) (2)	1,930,000	1,914,324
CNH Industrial Capital LLC:
4.200%, 01/15/2024 (1)	13,300,000	13,100,223
3.950%, 05/23/2025 (1)	10,000,000	9,643,912
CNH Industrial NV,
4.500%, 08/15/2023 (1)	15,515,000	15,422,065
Coca-Cola Europacific Partners PLC,
0.800%, 05/03/2024 (1)(2)	5,050,000	4,710,327
CVS Pass-Through Trust:
5.880%, 01/10/2028	5,258,894	5,234,555
6.036%, 12/10/2028	11,090,680	11,013,705
Daimler Finance North America LLC:
0.750%, 03/01/2024 (1)(2)	16,250,000	15,303,799
1.625%, 12/13/2024 (1)(2)	25,000,000	23,055,981
DCP Midstream LLC,
5.375%, 07/15/2025 (Callable 04/15/2025)	25,000,000	24,278,506
Dell International LLC / EMC Corp.,
4.000%, 07/15/2024 (Callable 06/15/2024)	15,643,000	15,355,025
Devon Energy Corp.,
5.250%, 09/15/2024 (Callable 06/15/2024)	6,010,000	6,007,700
Dollar General Corp.,
4.250%, 09/20/2024	10,000,000	9,879,923
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	35,000,000	34,735,710
Element Fleet Management Corp.:
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)	39,475,000	37,148,065
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	14,147,000	13,388,917
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)	12,389,000	12,353,072
Energy Transfer LP,
4.250%, 04/01/2024 (Callable 01/01/2024)	1,276,000	1,248,880
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)	16,781,000	16,091,387
Eni SpA,
4.000%, 09/12/2023 (1)(2)	3,187,000	3,147,067
EQT Corp.,
5.678%, 10/01/2025 (Callable 10/04/2023) (8)	10,000,000	9,938,450
Fidelity National Information Services, Inc.,
4.500%, 07/15/2025	18,900,000	18,494,805
Flex Ltd.:
5.000%, 02/15/2023	2,350,000	2,352,223
4.750%, 06/15/2025 (Callable 03/15/2025)	18,999,000	18,559,774
3.750%, 02/01/2026 (Callable 01/01/2026)	28,600,000	26,569,932
FMC Corp.,
4.100%, 02/01/2024 (Callable 11/01/2023)	2,425,000	2,394,383
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023 (Callable 08/21/2023)	3,805,000	3,751,203
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024 (Callable 08/14/2024)	3,547,000	3,492,642
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	18,720,000	18,382,801
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)	3,328,000	3,314,302
General Motors Financial Co, Inc.,
3.800%, 04/07/2025	30,000,000	28,575,480
General Motors Financial Co., Inc.:
1.700%, 08/18/2023	12,000,000	11,641,800
5.100%, 01/17/2024 (Callable 12/17/2023)	2,925,000	2,914,345
2.750%, 06/20/2025 (Callable 05/20/2025)	7,302,000	6,726,178
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	1,184,000	1,135,874
Genuine Parts Co.,
1.750%, 02/01/2025 (Callable 02/01/2023)	15,000,000	13,847,311
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022 (1)(2)	7,555,000	7,550,996
Glencore Funding LLC:
4.625%, 04/29/2024 (1)(2)	7,500,000	7,426,748
4.000%, 04/16/2025 (1)(2)	14,043,000	13,554,348
1.625%, 09/01/2025 (Callable 08/01/2025) (1)(2)	20,000,000	17,996,896
Global Payments, Inc.:
1.500%, 11/15/2024 (Callable 10/15/2024)	10,000,000	9,187,705
2.650%, 02/15/2025 (Callable 01/15/2025)	40,361,000	37,721,823
Graphic Packaging International LLC,
0.821%, 04/15/2024 (Callable 03/15/2024) (2)	10,000,000	9,286,897
Gray Oak Pipeline LLC:
2.000%, 09/15/2023 (2)	7,000,000	6,765,570
2.600%, 10/15/2025 (Callable 09/15/2025) (2)	5,499,000	4,929,483
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)	43,581,000	42,645,103
Gulfstream Natural Gas System LLC:
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	8,407,000	8,113,018
6.190%, 11/01/2025 (2)	5,720,000	5,742,562
HCA, Inc.:
5.000%, 03/15/2024	14,570,000	14,474,627
5.375%, 02/01/2025	10,000,000	9,881,743
5.250%, 04/15/2025	16,815,000	16,470,532
5.375%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,117,412
HCL America, Inc.,
1.375%, 03/10/2026 (Callable 02/10/2026) (1)(2)	4,350,000	3,807,538
HF Sinclair Corp.,
5.875%, 04/01/2026 (Callable 01/01/2026) (2)	9,243,000	9,060,077
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (Callable 04/01/2025)	48,626,000	46,598,338
Hyatt Hotels Corp.,
1.800%, 10/01/2024 (Callable 10/31/2022)	15,000,000	14,063,072
Hyundai Capital America:
1.250%, 09/18/2023 (1)(2)	15,000,000	14,426,100
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)	5,557,000	4,942,174
Infor, Inc.:
1.450%, 07/15/2023 (Callable 06/15/2023) (2)	28,072,000	27,084,988
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	8,145,000	7,327,026
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025 (Callable 09/01/2025) (2)	22,000,000	19,279,274
Inversiones CMPC SA,
4.375%, 05/15/2023 (Callable 02/15/2023) (1)(2)	2,325,000	2,308,055
Johnson Controls International PLC,
3.625%, 07/02/2024 (Callable 04/02/2024) (7)	1,651,000	1,611,744
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	36,325,000	35,967,335
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025 (1)(2)	5,000,000	4,695,563
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	9,060,000	9,063,357
Kinross Gold Corp.,
5.950%, 03/15/2024 (Callable 12/15/2023) (1)	15,680,000	15,792,184
Leidos, Inc.:
2.950%, 05/15/2023 (Callable 04/15/2023)	27,875,000	27,535,483
3.625%, 05/15/2025 (Callable 04/15/2025)	10,675,000	10,230,483
Lennar Corp.:
4.875%, 12/15/2023 (Callable 09/15/2023)	21,250,000	21,166,476
4.500%, 04/30/2024 (Callable 01/31/2024)	15,892,000	15,596,661
5.875%, 11/15/2024 (Callable 05/15/2024)	11,260,000	11,350,647
Lennox International, Inc.:
3.000%, 11/15/2023 (Callable 09/15/2023)	16,160,000	15,803,235
1.350%, 08/01/2025 (Callable 07/01/2025)	5,000,000	4,461,274
Lowe`s Companies, Inc.,
4.400%, 09/08/2025	7,000,000	6,893,178
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	800,000	690,045
Magallanes, Inc.:
3.638%, 03/15/2025 (2)	23,150,000	21,923,557
3.788%, 03/15/2025 (Callable 03/15/2023) (2)	24,000,000	22,656,956
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	10,000,000
Microchip Technology, Inc.,
0.972%, 02/15/2024	48,775,000	45,953,894
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	1,000,000	947,292
Mondelez International Holdings Netherlands BV,
4.250%, 09/15/2025 (2)	12,000,000	11,746,020
Mondelez International, Inc.,
2.125%, 03/17/2024	10,000,000	9,602,463
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	16,477,000	15,021,796
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,660,000	32,486,386
National Fuel Gas Co.,
5.200%, 07/15/2025 (Callable 04/15/2025)	18,825,000	18,592,305
Newell Brands, Inc.,
4.100%, 04/01/2023 (Callable 10/19/2022)	33,713,000	33,695,840
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024 (1)(2)	12,000,000	10,905,549
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023 (1)(2)	1,585,000	1,574,532
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023 (1)(2)	10,000,000	9,721,600
3.522%, 09/17/2025 (Callable 08/17/2025) (1)(2)	5,291,000	4,866,155
Nutrien Ltd.,
1.900%, 05/13/2023 (1)	19,400,000	19,044,508
Oracle Corp.,
2.950%, 05/15/2025 (Callable 02/15/2025)	5,554,000	5,227,220
Penske Truck Leasing Co.:
4.250%, 01/17/2023 (2)	10,000,000	9,980,600
2.700%, 03/14/2023 (Callable 02/14/2023) (2)	1,500,000	1,484,130
4.125%, 08/01/2023 (Callable 07/01/2023) (2)	1,350,000	1,337,198
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	8,000,000	7,624,683
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (Callable 09/15/2024)	45,957,000	42,884,315
POSCO:
2.375%, 01/17/2023 (1)(2)	35,000,000	34,752,550
4.000%, 08/01/2023 (1)(2)	5,000,000	4,958,300
4.375%, 08/04/2025 (1)(2)	15,000,000	14,491,194
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,728,448
PVH Corp.,
4.625%, 07/10/2025 (Callable 06/10/2025)	9,171,000	8,792,275
Quanta Services, Inc.,
0.950%, 10/01/2024 (Callable 10/31/2022)	18,200,000	16,617,659
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)	13,121,000	13,005,947
Reliance Industries Ltd.,
4.125%, 01/28/2025 (1)(2)	8,778,000	8,548,368
Renesas Electronics Corp.,
1.543%, 11/26/2024 (Callable 10/26/2024) (1)(2)	30,000,000	27,447,992
Rogers Communications, Inc.,
2.950%, 03/15/2025 (Callable 03/15/2023) (1)(2)	28,650,000	27,273,923
Royalty Pharma PLC:
0.750%, 09/02/2023	15,000,000	14,363,689
1.200%, 09/02/2025 (Callable 08/02/2025)	1,000,000	883,995
RPM International, Inc.,
3.450%, 11/15/2022 (Callable 10/31/2022)	2,508,000	2,504,746
Sabine Pass Liquefaction LLC,
5.750%, 05/15/2024 (Callable 02/15/2024)	6,463,000	6,486,662
Seagate HDD Cayman:
4.750%, 06/01/2023	12,400,000	12,227,940
4.875%, 03/01/2024 (Callable 01/01/2024)	2,500,000	2,424,944
Sherwin-Williams Co.,
4.250%, 08/08/2025	7,000,000	6,832,426
SK Hynix, Inc.,
1.000%, 01/19/2024 (1)(2)	37,010,000	34,944,314
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 10/17/2022)	5,000,000	4,850,875
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)	5,852,000	6,125,109
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	3,000,000	2,972,216
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	32,111,000	30,691,183
Southern Copper Corp.,
3.875%, 04/23/2025 (1)	15,534,000	14,873,805
Spirit AeroSystems, Inc.,
3.950%, 06/15/2023 (Callable 05/15/2023)	3,515,000	3,370,006
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	21,338,000	20,383,990
Synnex Corporation,
1.250%, 08/09/2024 (Callable 10/11/2022)	46,933,000	43,154,327
TC PipeLines LP,
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	31,166,000	30,420,217
Thermo Fisher Scientific, Inc.,
1.215%, 10/18/2024 (Callable 10/31/2022)	25,000,000	23,249,079
Timken Co.,
3.875%, 09/01/2024 (Callable 06/01/2024)	33,952,000	33,154,694
T-Mobile USA, Inc.,
2.625%, 04/15/2026 (Callable 04/15/2023)	6,000,000	5,437,320
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024 (Insured by NATL) (1)(2)	19,590,000	17,864,937
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)	30,000,000	28,625,724
1.150%, 06/07/2024 (Callable 05/07/2024) (1)(2)	22,930,000	20,883,982
VICI Properties LP,
4.375%, 05/15/2025	10,000,000	9,521,400
Viterra Finance BV,
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	22,350,000	18,984,738
VMware, Inc.,
1.000%, 08/15/2024 (Callable 10/31/2022)	15,000,000	13,882,095
Volkswagen Group of America Finance LLC:
0.875%, 11/22/2023 (1)(2)	10,000,000	9,519,495
3.950%, 06/06/2025 (1)(2)	10,800,000	10,374,133
Vontier Corp.,
1.800%, 04/01/2026 (Callable 03/01/2026)	1,986,000	1,688,239
Wabtec Corp.,
4.400%, 03/15/2024 (Callable 02/15/2024)	20,900,000	20,506,417
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	11,313,000	9,504,704
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	52,570,000	48,678,768
Western Midstream Operating LP,
3.350%, 02/01/2025 (Callable 01/01/2025)	1,692,000	1,577,282
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	30,724,000	28,639,377
Westlake Chemical Corp.,
0.875%, 08/15/2024 (Callable 10/31/2022)	6,000,000	5,596,249
Williams Companies, Inc.:
4.300%, 03/04/2024 (Callable 12/04/2023)	19,450,000	19,176,150
3.900%, 01/15/2025 (Callable 10/15/2024)	14,364,000	13,901,125
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	39,550,000	37,646,907
Total Industrials (Cost $2,750,335,157)		2,588,031,341	27.5%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 04/01/2023) (1)(2)	9,979,000	9,902,661
Black Hills Corp.,
1.037%, 08/23/2024 (Callable 10/17/2022)	35,275,000	32,578,827
DTE Energy Company,
4.220%, 11/01/2025 (7)	7,000,000	6,863,010
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	40,833,000	39,406,182
Enel Finance International NV,
4.250%, 06/15/2025 (1)(2)	25,000,000	23,994,049
Entergy Louisiana LLC,
0.950%, 10/01/2024 (Callable 10/31/2022)	33,550,000	31,108,423
ITC Holdings Corp.,
4.050%, 07/01/2023 (Callable 04/01/2023) (1)	8,000,000	7,935,833
Jersey Central Power & Light Co.,
4.700%, 04/01/2024 (Callable 01/01/2024) (2)	3,000,000	2,952,701
NextEra Energy Capital Holdings, Inc.,
4.450%, 06/20/2025	7,000,000	6,877,658
Puget Energy, Inc.,
3.650%, 05/15/2025 (Callable 02/15/2025)	13,944,000	13,190,489
Transelec SA:
4.625%, 07/26/2023 (1)(2)	9,800,000	9,665,250
4.250%, 01/14/2025 (Callable 10/14/2024) (1)(2)	5,000,000	4,850,000
Total Utilities (Cost $201,541,086)		189,325,083	2.0%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	34,188,000	32,885,300
AerCap Holdings NV:
3.300%, 01/23/2023 (Callable 12/23/2022) (1)	8,000,000	7,955,200
1.650%, 10/29/2024 (Callable 09/29/2024) (1)	23,675,000	21,629,174
4.450%, 10/01/2025 (Callable 08/01/2025) (1)	18,937,000	17,874,290
AIB Group PLC:
4.750%, 10/12/2023 (1)(2)	7,397,000	7,297,496
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)	43,531,000	41,725,854
Ally Financial, Inc.:
1.450%, 10/02/2023 (Callable 09/02/2023)	27,100,000	26,160,411
5.125%, 09/30/2024	5,000,000	4,968,395
Assurant, Inc.,
4.200%, 09/27/2023 (Callable 08/27/2023)	3,073,000	3,055,921
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	18,269,000	18,018,897
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)	27,000,000	25,942,950
Banco Santander SA:
3.892%, 05/24/2024 (1)	16,200,000	15,768,919
2.746%, 05/28/2025 (1)	15,423,000	14,102,032
Bank of America Corp.:
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%)(Callable 03/05/2023) (3)	5,000,000	4,960,657
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)	5,275,000	5,203,251
0.976%, 04/22/2025 (SOFR + 0.690%)(Callable 04/22/2024) (3)	45,000,000	41,826,194
1.530%, 12/06/2025 (SOFR + 0.650%)(Callable 12/06/2024) (3)	30,000,000	27,441,142
3.384%, 04/02/2026 (SOFR + 1.330%)(Callable 04/02/2025) (3)	25,000,000	23,615,413
4.827%, 07/22/2026 (SOFR + 1.750%)(Callable 07/22/2025) (3)	10,000,000	9,776,939
Bank of Ireland Group PLC:
4.500%, 11/25/2023 (1)(2)	2,589,000	2,542,295
6.253%, 09/16/2026 (1 Year CMT Rate + 2.650%)(Callable 09/16/2025) (1)(2)(3)	22,875,000	22,384,892
Bank of Montreal,
1.500%, 01/10/2025 (1)	55,000,000	50,588,323
Bank of Nova Scotia,
2.440%, 03/11/2024 (1)	23,600,000	22,800,829
Banque Federative du Credit Mutuel SA,
4.524%, 07/13/2025 (1)(2)	29,000,000	28,197,277
Barclays PLC:
3.650%, 03/16/2025 (1)	8,400,000	7,942,907
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	7,250,000	6,972,575
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	27,787,000	25,223,899
5.304%, 08/09/2026 (1 Year CMT Rate + 2.300%)(Callable 08/09/2025) (1)(3)	8,000,000	7,685,767
BNP Paribas SA:
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.235%)(Callable 01/10/2024) (1)(2)(3)	11,390,000	11,212,625
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	16,502,000	15,380,378
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	12,500,000	11,239,291
BPCE SA:
5.700%, 10/22/2023 (1)(2)	17,793,000	17,592,002
4.625%, 07/11/2024 (1)(2)	5,294,000	5,125,953
5.150%, 07/21/2024 (1)(2)	17,675,000	17,232,636
4.500%, 03/15/2025 (1)(2)	6,970,000	6,617,774
Brown & Brown, Inc.,
4.200%, 09/15/2024 (Callable 06/15/2024)	1,000,000	980,055
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	9,600,000	9,376,888
Capital One Financial Corp.:
4.166%, 05/09/2025 (SOFR + 1.370%)(Callable 05/09/2024) (3)	10,000,000	9,726,887
2.636%, 03/03/2026 (SOFR + 1.290%)(Callable 03/03/2025) (3)	10,000,000	9,291,521
4.985%, 07/24/2026 (SOFR + 2.160%)(Callable 07/24/2025) (3)	28,000,000	27,374,185
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)	2,340,000	2,207,552
Citigroup, Inc.:
1.678%, 05/15/2024 (SOFR + 1.667%)(Callable 05/15/2023) (3)	25,000,000	24,463,607
0.981%, 05/01/2025 (SOFR + 0.669%)(Callable 05/01/2024) (3)	15,000,000	13,898,121
4.140%, 05/24/2025 (SOFR + 1.372%)(Callable 05/24/2024) (3)	10,000,000	9,774,717
1.281%, 11/03/2025 (SOFR + 0.528%)(Callable 11/03/2024) (3)	15,000,000	13,702,330
3.290%, 03/17/2026 (SOFR + 1.528%)(Callable 03/17/2025) (3)	17,700,000	16,710,806
5.610%, 09/29/2026 (SOFRINDX + 1.546%)(Callable 09/29/2025) (3)	15,000,000	14,917,245
Citizens Bank NA,
4.119%, 05/23/2025 (SOFR + 1.395%)(Callable 05/23/2024) (3)	12,230,000	11,993,265
CNO Global Funding,
1.650%, 01/06/2025 (2)	15,000,000	13,766,866
Credit Agricole SA:
3.750%, 04/24/2023 (1)(2)	3,380,000	3,355,184
4.375%, 03/17/2025 (1)(2)	20,341,000	19,520,712
Credit Suisse Group AG:
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%)(Callable 12/14/2022) (1)(2)(3)	29,400,000	29,171,940
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,000,000	10,917,214
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	5,000,000	4,347,443
Danske Bank A/S:
3.875%, 09/12/2023 (1)(2)	8,500,000	8,363,742
1.171%, 12/08/2023 (1 Year CMT Rate + 1.030%)(Callable 12/08/2022) (1)(2)(3)	26,375,000	26,130,913
3.244%, 12/20/2025 (3 Month LIBOR USD + 1.591%)(Callable 12/20/2024) (1)(2)(3)	6,743,000	6,268,536
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	15,000,000	12,981,348
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	17,000,000	16,191,270
1.447%, 04/01/2025 (SOFR + 1.131%)(Callable 04/01/2024) (1)(3)	14,500,000	13,340,189
4.162%, 05/13/2025 (1)	7,000,000	6,739,538
3.961%, 11/26/2025 (SOFR + 2.581%)(Callable 11/26/2024) (1)(3)	12,200,000	11,389,359
6.119%, 07/14/2026 (SOFR + 3.190%)(Callable 07/14/2025) (1)(3)	2,000,000	1,942,357
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	7,964,000	7,929,852
4.200%, 08/08/2023	17,405,000	17,297,604
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)	11,000,000	10,548,003
Discover Financial Services:
3.750%, 03/04/2025 (Callable 12/04/2024)	13,305,000	12,716,741
4.500%, 01/30/2026 (Callable 11/30/2025)	9,500,000	9,009,559
F.N.B. Corporation:
2.200%, 02/24/2023 (Callable 01/24/2023)	19,492,000	19,219,970
5.150%, 08/25/2025 (Callable 07/25/2025)	20,000,000	19,727,400
Federation des Caisses Desjardins du Quebec,
4.400%, 08/23/2025 (1)(2)	34,475,000	33,334,960
First Horizon National Corp.,
3.550%, 05/26/2023 (Callable 04/26/2023)	30,000,000	29,704,166
GATX Corp.,
4.350%, 02/15/2024 (Callable 01/15/2024)	2,650,000	2,616,363
Goldman Sachs Group, Inc.:
0.673%, 03/08/2024 (SOFR + 0.572%)(Callable 03/08/2023) (3)	21,800,000	21,312,073
1.757%, 01/24/2025 (SOFR + 0.730%)(Callable 01/24/2024) (3)	8,250,000	7,838,676
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.500%, 06/01/2025 (Callable 05/01/2025) (2)	6,465,000	5,879,599
HSBC Holdings PLC:
0.732%, 08/17/2024 (SOFR + 0.534%)(Callable 08/17/2023) (1)(3)	15,000,000	14,300,264
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	28,200,000	27,257,605
0.976%, 05/24/2025 (SOFR + 0.708%)(Callable 05/24/2024) (1)(3)	9,000,000	8,268,769
2.999%, 03/10/2026 (SOFR + 1.430%)(Callable 03/10/2025) (1)(3)	7,000,000	6,472,255
ING Groep NV,
3.869%, 03/28/2026 (SOFR + 1.640%)(Callable 03/28/2025) (1)(3)	24,000,000	22,752,756
Jackson Financial, Inc.,
1.125%, 11/22/2023	15,000,000	14,340,007
Jackson National Life Global Funding,
1.750%, 01/12/2025 (2)	21,850,000	20,079,213
JPMorgan Chase & Co.:
3.845%, 06/07/2025 (SOFR + 0.980%)(Callable 06/14/2024) (3)	15,000,000	14,588,891
4.080%, 04/26/2026 (SOFR + 1.320%)(Callable 04/26/2025) (3)	20,000,000	19,256,248
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	4,300,000	3,719,218
KeyCorp,
3.878%, 05/23/2025 (SOFR + 1.250%)(Callable 05/23/2024) (3)	7,000,000	6,815,695
Kimco Realty Corp.,
3.850%, 06/01/2025 (Callable 03/01/2025)	3,950,000	3,776,819
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	45,018,000	42,237,363
Liberty Mutual Insurance Co.,
8.500%, 05/15/2025 (2)	2,093,000	2,186,082
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	21,704,000	21,653,333
0.695%, 05/11/2024 (1 Year CMT Rate + 0.550%)(Callable 05/11/2023) (1)(3)	9,400,000	9,103,176
3.511%, 03/18/2026 (1 Year CMT Rate + 1.600%)(Callable 03/18/2025) (1)(3)	15,000,000	14,042,400
4.716%, 08/11/2026 (1 Year CMT Rate + 1.750%)(Callable 08/11/2025) (1)(3)	6,000,000	5,764,292
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	14,505,000	14,300,338
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)	16,375,000	15,986,744
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	4,000,000	3,987,984
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	12,000,000	11,754,548
1.629%, 09/23/2027 (SOFR + 0.910%)(Callable 09/23/2026) (1)(2)(3)	25,000,000	20,923,792
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	23,898,000	24,245,751
Mitsubishi UFJ Financial Group, Inc.:
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%)(Callable 09/15/2023) (1)(3)	20,000,000	19,076,887
4.788%, 07/18/2025 (1 Year CMT Rate + 1.700%)(Callable 07/18/2024) (1)(3)	6,000,000	5,921,203
0.953%, 07/19/2025 (1 Year CMT Rate + 0.550%)(Callable 07/19/2024) (1)(3)	23,200,000	21,346,205
5.063%, 09/12/2025 (1 Year CMT Rate + 1.550%)(Callable 09/12/2024) (1)(3)	10,000,000	9,894,856
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)	37,170,000	36,572,684
1.241%, 07/10/2024 (SOFR + 1.252%)(Callable 07/10/2023) (1)(3)	14,700,000	14,220,555
Morgan Stanley:
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	34,242,000	33,882,872
2.630%, 02/18/2026 (SOFR + 0.940%)(Callable 02/18/2025) (3)	20,000,000	18,633,638
4.679%, 07/17/2026 (SOFR + 1.669%)(Callable 07/17/2025) (3)	15,000,000	14,605,838
Nationwide Building Society:
2.000%, 01/27/2023 (1)(2)	4,980,000	4,935,827
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	9,670,000	9,561,506
NatWest Group PLC:
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)	9,734,000	9,618,207
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	14,250,000	13,854,597
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	7,000,000	6,555,475
5.099%, 07/03/2025 (1)	10,000,000	9,839,907
1.851%, 07/16/2025 (1)	34,050,000	30,721,238
Nordea Bank AB:
3.750%, 08/30/2023 (1)(2)	3,725,000	3,678,176
4.750%, 09/22/2025 (1)(2)	20,000,000	19,675,553
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (Callable 02/15/2023) (1)(2)	7,746,000	7,700,221
Principal Life Global Funding II:
0.750%, 04/12/2024 (2)	6,500,000	6,066,062
1.375%, 01/10/2025 (2)	15,000,000	13,772,700
Prudential Funding LLC,
6.750%, 09/15/2023 (2)	41,192,000	41,806,218
Reliance Standard Life Global Funding II:
2.150%, 01/21/2023 (1)(2)	15,000,000	14,874,100
2.500%, 10/30/2024 (1)(2)	9,418,000	8,882,027
Santander UK Group Holdings PLC,
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	10,000,000	9,935,316
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	2,300,000	2,275,735
Skandinaviska Enskilda Banken AB,
3.700%, 06/09/2025 (1)(2)	36,675,000	35,276,638
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023 (Callable 06/15/2023) (1)(2)	1,960,000	1,936,844
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	14,511,000	14,316,320
3.875%, 03/28/2024 (1)(2)	17,000,000	16,534,112
2.625%, 10/16/2024 (1)(2)	14,000,000	13,122,395
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	10,000,000	9,015,073
Standard Chartered PLC:
1.319%, 10/14/2023 (1 Year CMT Rate + 1.170%)(Callable 10/14/2022) (1)(2)(3)	2,525,000	2,522,478
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	18,850,000	18,664,636
1.822%, 11/23/2025 (1 Year CMT Rate + 0.950%)(Callable 11/23/2024) (1)(2)(3)	28,000,000	25,395,586
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	8,700,000	7,998,453
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	2,967,705
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024 (1)(2)	14,085,000	13,828,090
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 03/25/2024 (1)(2)	37,000,000	34,707,789
Synchrony Bank,
5.400%, 08/22/2025 (Callable 07/22/2025)	5,000,000	4,875,182
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	12,000,000	11,784,815
4.250%, 08/15/2024 (Callable 05/15/2024)	9,000,000	8,775,440
4.875%, 06/13/2025 (Callable 05/13/2025)	15,000,000	14,470,546
4.500%, 07/23/2025 (Callable 04/23/2025)	6,367,000	6,072,488
Synovus Financial Corp.,
5.200%, 08/11/2025 (Callable 07/11/2025)	25,175,000	24,697,555
Toronto-Dominion Bank:
4.285%, 09/13/2024 (1)	20,000,000	19,698,412
3.766%, 06/06/2025 (1)	27,100,000	26,184,766
UBS Group AG:
1.008%, 07/30/2024 (1 Year CMT Rate + 0.830%)(Callable 07/30/2023) (1)(2)(3)	9,800,000	9,455,048
4.490%, 08/05/2025 (1 Year CMT Rate + 1.600%)(Callable 08/05/2024) (1)(2)(3)	25,000,000	24,389,514
4.488%, 05/12/2026 (1 Year CMT Rate + 1.550%)(Callable 05/12/2025) (1)(2)(3)	12,000,000	11,565,522
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025 (1)(2)	9,454,000	9,027,390
Wells Fargo & Co.:
3.750%, 01/24/2024 (Callable 12/22/2023)	9,840,000	9,686,501
3.908%, 04/25/2026 (SOFR + 1.320%)(Callable 04/25/2025) (3)	25,000,000	23,899,191
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)	1,500,000	1,369,908
4.540%, 08/15/2026 (SOFR + 1.560%)(Callable 08/15/2025) (3)	5,000,000	4,837,027
Willis North America, Inc.,
3.600%, 05/15/2024 (Callable 03/15/2024)	2,600,000	2,524,386
Total Financials (Cost $2,428,675,674)		2,300,247,570	24.4%
Total Corporate Bonds (Cost $5,380,551,917)		5,077,603,994	53.9%

Municipal Bonds
Alaska Industrial Development & Export Authority,
0.000%, 03/01/2025 (Insured by NATL)	4,925,000	4,314,450
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044 (Callable 08/15/2024)(Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (4)	28,340,000	26,643,403
Bloomington Redevelopment District,
2.400%, 08/01/2024	400,000	390,631
Chicago Transit Authority:
1.708%, 12/01/2022	1,100,000	1,096,702
1.838%, 12/01/2023	1,000,000	971,889
City of Brockton MA,
5.410%, 08/01/2027 (Insured by AGM)	41,510,000	42,320,603
City of Houston TX,
1.054%, 07/01/2023	6,000,000	5,851,906
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)	2,725,000	2,763,774
City of Ontario CA,
2.216%, 06/01/2023	1,300,000	1,278,703
City of Stockton CA,
5.365%, 09/01/2026 (Insured by AGM)	13,200,000	13,320,127
Clear Creek Independent School District,
0.280%, 02/15/2038 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (4)	2,775,000	2,574,312
Colorado Bridge Enterprise,
0.923%, 12/31/2023 (Callable 06/30/2023)	50,175,000	47,936,176
County of Broward FL,
5.998%, 09/01/2028 (Insured by AMBAC)	20,630,000	21,381,322
County of Riverside CA:
2.363%, 02/15/2023	5,000,000	4,964,167
4.940%, 02/15/2025	20,000,000	19,961,202
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	25,000	20,462
Florida Development Finance Corp.,
1.976%, 04/01/2023	1,255,000	1,239,522
Great Lakes Water Authority:
1.879%, 07/01/2023	500,000	491,376
1.984%, 07/01/2024	500,000	479,946
Housing & Redevelopment Authority of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	4,952,807
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	2,275,000	2,248,700
Massachusetts Educational Financing Authority:
1.073%, 07/01/2024	1,725,000	1,614,273
1.338%, 07/01/2025	5,000,000	4,517,546
2.000%, 07/01/2037 (Callable 07/01/2031)	1,000,000	779,814
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	1,265,000	1,257,948
New Jersey Economic Development Authority:
2.781%, 06/15/2023	2,085,000	2,059,248
6.310%, 07/01/2026 (Insured by AGC)	6,150,000	6,290,048
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023 (Insured by NATL)	490,000	489,516
5.976%, 03/01/2024 (Insured by NATL)	675,000	669,186
Peralta Community College District,
0.000%, 08/05/2031 (Mandatory Tender Date 08/05/2025)(Insured by NATL) (7)	27,850,000	24,016,704
Philadelphia Authority for Industrial Development:
0.000%, 04/15/2023 (Insured by AMBAC)	7,250,000	7,051,198
3.964%, 04/15/2026	4,500,000	4,379,034
State of Connecticut,
2.000%, 07/01/2023	3,000,000	2,944,897
State Public School Building Authority,
2.615%, 04/01/2023 (Insured by ST AID)	2,500,000	2,474,468
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)	3,420,000	3,314,218
Total Municipal Bonds (Cost $284,649,834)		267,060,278	2.8%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 3.759%, 10/25/2035 (1 Month LIBOR USD + 0.675%)(Callable 10/25/2022) (3)	185,755	185,567
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 02/25/2023 (Callable 10/25/2022)	4,116	3,894
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034 (Callable 10/25/2022)	38,491	36,639
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 10/25/2022) (6)	34,161	30,989
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2022) (6)	411,726	227,482
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2022) (2)(4)	6,755,358	6,241,921
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 10/25/2022) (2)(4)	5,294,322	4,954,516
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 06/25/2023) (2)	4,351,321	4,110,058
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)	12,712,651	11,607,108
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.428%, 02/25/2058 (Callable 09/25/2025) (2)(4)	5,553,859	5,338,946
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%, 01/25/2065 (Callable 09/25/2023) (2)(4)	18,815,650	16,191,840
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (Callable 07/25/2026) (2)(4)	19,583,110	18,779,399
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 10/25/2022) (4)	154,137	155,437
FirstKey Homes Trust,
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)	43,755,824	39,207,984
GCAT Trust,
Series 2022-HX1, Class A1, 2.885%, 12/25/2066 (Callable 02/25/2027) (2)(4)	31,653,433	27,970,778
GSAMP Trust,
Series 2006-HE7, Class A2D, 3.544%, 10/25/2036 (1 Month LIBOR USD + 0.460%)(Callable 10/25/2022) (3)	1,482,242	1,468,132
Home Partners of America Trust,
Series 2019-2, Class A, 2.703%, 10/19/2039 (Callable 10/17/2024) (2)	49,724,009	43,575,193
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.082%, 07/25/2035 (Callable 10/25/2022) (4)	81,398	81,556
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 10/01/2031 (Callable 10/25/2022)	34,563	12,730
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 10/25/2022)	1,316,979	1,238,379
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)	26,013,527	24,763,187
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 09/25/2023) (2)(4)	477,386	469,559
Morgan Stanley Capital I Trust,
Series 2005-HE5, Class M2, 3.729%, 09/25/2035 (1 Month LIBOR USD + 0.645%)(Callable 10/25/2022) (3)	1,108,627	1,103,632
New Residential Mortgage Loan Trust,
Series 2019-RPL3, Class A1, 2.750%, 07/25/2059 (Callable 01/25/2027) (2)(4)	17,047,813	15,963,213
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 01/25/2029) (7)	1,914,212	586,688
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (Callable 10/25/2022) (7)	10,271	9,681
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.776%, 10/25/2043 (Callable 10/25/2022) (4)	2,028,630	1,968,989
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 08/25/2023) (2)(4)	4,360,371	4,305,624
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 07/25/2023) (2)(4)	3,483,413	3,430,287
Series 2017-5, Class A1, 3.684%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 02/25/2024) (2)(3)	2,137,313	2,113,746
Series 2017-2, Class A1, 2.750%, 04/25/2057 (Callable 07/25/2023) (2)(4)	1,830,038	1,813,016
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 02/25/2024) (2)(4)	10,602,664	10,405,293
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 06/25/2025) (2)(4)	13,574,349	13,010,028
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 05/25/2025) (2)(4)	21,209,082	20,378,948
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)	3,511,481	3,448,827
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 08/25/2028) (2)	35,135,241	31,287,430
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 3.098%, 06/25/2034 (Callable 10/25/2022) (4)	1,471,596	1,378,942
Total Residential Mortgage-Backed Securities (Cost $348,124,372)		317,855,638	3.4%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Bank of America Commercial Mortgage Trust,
Series 2016-UB10, Class ASB, 3.019%, 07/16/2049 (Callable 02/15/2031)	5,868,991	5,629,155
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047 (Callable 03/10/2024)	1,166,131	1,153,287
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047 (Callable 07/10/2024)	5,200,000	5,118,886
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	9,750,000	9,306,633
Series 2016-C3, Class AAB, 2.984%, 11/18/2049 (Callable 11/15/2026)	1,504,288	1,449,817
COMM Mortgage Trust:
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047 (Callable 04/10/2024)	3,477,839	3,447,248
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047 (Callable 04/10/2024)	3,153,480	3,126,375
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2027)	10,882,530	10,378,959
Series 2015-DC1, Class A5, 3.350%, 02/12/2048 (Callable 02/10/2025)	11,960,000	11,418,382
Series 2015-LC21, Class A4, 3.708%, 07/10/2048 (Callable 01/10/2026)	12,060,955	11,561,014
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 10/10/2023)	5,130,000	5,097,632
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4, 3.718%, 08/17/2048 (Callable 08/15/2025)	24,716,479	23,561,634
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 04/10/2024)	19,078,916	18,767,083
Series 2014-GC22, Class A5, 3.862%, 06/10/2047 (Callable 06/10/2024)	16,470,023	16,093,650
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (Callable 08/15/2023) (4)	4,137,058	4,098,704
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 08/15/2023) (4)	8,009,058	7,942,409
Series 2014-C20, Class A5, 3.805%, 07/17/2047 (Callable 06/15/2024)	11,750,000	11,453,544
Series 2014-C22, Class A4, 3.801%, 09/17/2047 (Callable 03/15/2026)	23,316,000	22,692,234
Series 2014-C24, Class A5, 3.639%, 11/18/2047 (Callable 10/15/2025)	10,800,000	10,424,434
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 11/15/2024)	9,543,000	9,221,823
Series 2015-C31, Class ASB, 3.540%, 08/17/2048 (Callable 08/15/2025)	5,524,808	5,381,052
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 04/15/2025)	15,000,000	14,240,064
Series 2015-C33, Class ASB, 3.562%, 12/17/2048 (Callable 11/15/2025)	2,638,058	2,565,646
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046 (Callable 05/15/2023)	1,819,549	1,813,071
Series 2015-C27, Class ASB, 3.557%, 12/17/2047 (Callable 11/15/2025)	3,051,601	2,980,254
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 09/15/2025)	7,722,083	7,512,748
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	248,006	247,497
Series 2016-C30, Class ASB, 2.729%, 09/17/2049 (Callable 10/15/2026)	2,679,268	2,571,635
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 03/15/2025)	2,066,487	2,016,882
Series 2015-C31, Class ASB, 3.487%, 11/18/2048 (Callable 11/15/2025)	1,624,573	1,580,390
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050 (Callable 07/15/2024)	4,898,559	4,834,333
Series 2014-LC16, Class A5, 3.817%, 08/17/2050 (Callable 07/15/2024)	31,850,000	31,076,536
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 02/15/2023)	3,915,412	3,901,639
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 06/15/2023)	3,399,017	3,383,635
Series 2014-C23, Class ASB, 3.636%, 10/17/2057 (Callable 09/15/2025)	466,124	458,660
Total Commercial Mortgage-Backed Securities (Cost $291,433,957)		276,506,945	2.9%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/17/2026 (Callable 08/15/2023) (2)	27,500,000	25,939,645
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%, 02/25/2028 (Callable 12/25/2023) (2)	3,649,401	3,554,464
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 05/25/2024) (2)	17,523,026	16,927,093
Series 2021-2, Class B, 0.889%, 12/25/2028 (Callable 06/25/2024) (2)	16,330,028	15,711,123
Series 2021-3, Class B, 0.760%, 02/25/2029 (Callable 01/25/2025) (2)	27,307,021	26,127,050
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	18,993,542	18,344,565
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	9,735,000	9,358,690
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A, 3.060%, 04/15/2026	14,974,000	14,551,992
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%, 12/20/2026 (Callable 03/20/2024) (2)	1,080,000	1,006,991
GMF Floorplan Owner Revolving Trust,
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)	26,900,000	26,143,505
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (2)	34,000,000	33,399,560
Hyundai Auto Lease Securitization Trust,
Series 2022-B, Class A3, 3.350%, 06/16/2025 (Callable 08/15/2024) (2)	41,325,000	40,460,246
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.615%, 02/01/2029	27,725,000	26,885,079
Navient Private Education Refi Loan Trust:
Series 2019-EA, Class A2A, 2.640%, 05/15/2068 (Callable 06/15/2026) (2)	2,986,149	2,827,834
Series 2019-FA, Class A2, 2.600%, 08/15/2068 (Callable 09/15/2026) (2)	11,342,707	10,510,136
Series 2021-A, Class A, 0.840%, 05/15/2069 (Callable 12/15/2027) (2)	11,470,064	10,089,705
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 12/15/2028) (2)	27,703,026	23,843,344
Navient Student Loan Trust,
Series 2019-BA, Class A2A, 3.390%, 12/15/2059 (Callable 03/15/2029) (2)	5,481,366	5,191,420
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	9,636,106	8,487,756
Series 2021-BA, Class AFX, 1.420%, 04/20/2062 (Callable 07/20/2029) (2)	13,291,369	11,854,759
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 03/20/2029) (2)	13,338,804	12,067,887
PFS Financing Corp.:
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)	39,020,000	37,941,179
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	12,500,000	11,662,201
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%, 05/17/2032 (Callable 11/15/2024) (2)	10,645,695	10,454,669
Synchrony Card Funding LLC,
Series 2022-A1, Class A, 3.370%, 04/15/2028 (Callable 04/15/2025)	33,875,000	32,759,855
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 11/25/2023) (2)(4)	4,009,346	3,929,580
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 10/25/2022) (2)(4)	11,497,576	10,657,007
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2022) (2)(4)	14,916,403	13,840,653
Total Asset Backed Securities (Cost $488,581,618)		464,527,988	4.9%
Total Long-Term Investments (Cost $9,799,050,653)		9,328,409,894	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (5)	155,292,308	155,292,308
Total Short-Term Investment (Cost $155,292,308)		155,292,308	1.6%
Total Investments (Cost $9,954,342,961)		9,483,702,202	100.5%
Liabilities in Excess of Other Assets		(51,222,219)	(0.5)%
TOTAL NET ASSETS		$9,432,479,983	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $2,807,007,777, which represented 29.76% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,847,679,982	$–	$2,847,679,982
Other Government Related Securities	–	77,175,069	–	77,175,069
Corporate Bonds	–	5,077,603,994	–	5,077,603,994
Municipal Bonds	–	267,060,278	–	267,060,278
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	317,855,638	–	317,855,638
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	276,506,945	–	276,506,945
Asset Backed Securities	–	464,527,988	–	464,527,988
Total Long-Term Investments	–	9,328,409,894	–	9,328,409,894
Short-Term Investment
Money Market Mutual Fund	155,292,308	–	–	155,292,308
Total Short-Term Investment	155,292,308	–	–	155,292,308
Total Investments	$155,292,308	$9,328,409,894	$–	$9,483,702,202

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.